FACTORING OF ACCOUNTS RECEIVABLE (Details) - Versant Funding LLC - USD ($)		12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Jul. 31, 2021	Jan. 01, 2021
FACTORING OF ACCOUNTS RECEIVABLE
Minimum accounts receivable without recourse, the entity has agreed to sell				$ 1,200,000
Total receivables sold under the Factoring Agreement		$ 3,400,000
Payments made for termination of factoring agreement	$ 139,374
Additional amount of Factoring Accounts Receivable			$ 214,497
Factoring fees paid		$ 298,000
Minimum
FACTORING OF ACCOUNTS RECEIVABLE
Factoring fees (as a percent)		2.50%
Maximum
FACTORING OF ACCOUNTS RECEIVABLE
Factoring fees (as a percent)		15.00%